Subsequent and relevant events	12 Months Ended
Dec. 31, 2021
Subsequent and relevant events
Subsequent and relevant events

35.         Subsequent and relevant events

-	Distribution Project 2021 Fiscal Year Profits

Ecopetrol reports on the 2021 profit distribution project, which its Board of Directors approved to be submitted for consideration by the General Assembly of Shareholders at the ordinary session on March 30, 2022.

The profit distribution project proposed, in accordance with the current dividend policy, to distribute an ordinary dividend of $243 COP per share, equivalent to a payout of 59.8% of the net profit of Ecopetrol.

Additionally, the Company's Board of Directors, considering the solid financial performance of all its segments, the price expectations for the year 2022 and its solidity, proposes an extraordinary dividend, of an exceptional nature, of 9.1% equivalent to $37 COP per share for a total dividend of $280 COP per share. The payment of the total dividend is aligned with the goals of the 2022-2024 Business Plan announced on February 8, 2022.

Likewise, the Board proposed the constitution of an occasional reserve for $8,889,900 destined to provide support to the financial sustainability of the Company and flexibility in the development of its strategy. The General Assembly approved the distribution project.

-	Project Rydberg – Ecopetrol America

On March 29, 2022, Ecopetrol America made the decision to withdraw from the Rydberg project, an asset that is in the development phase with production expected at the end of 2023 (it is not an exploratory asset). The approximate net book value is US$74.2 million.

The main impacts of this decision consist of a reduction in the company's reserves, lower production in the development portfolio and a decrease in non-current assets.

-	Issuance of Notes – Consorcio Transmantaro S.A.

On April 4, 2022, Consorcio Transmantaro S.A. (CTM), one of ISA’s electric power transmission subsidiaries in Peru, issued 5.20% Amortizing Notes due 2038 (14.5 years weighted average life) in an aggregate amount of US$ 500 million in a Rule 144A/Regulation S notes offering. The notes were listed on the Official List of the Luxemburg Stock Exchange. This follows CTM’s announcement on March 22, 2022, of an Any-and All Tender Offer with allocation codes and consent solicitation to holders of CTM’s 4,375% senior notes due 2023. The issuer declares that has received valid tenders of notes and the consent from holders.

-	New participation of Ecopetrol Brasil in six offshore fields

Ecopetrol, through its subsidiary Ecopetrol Óleo e Gás do Brasil, jointly participated with the company Shell Brasil Petróleo Ltda. to present the best offer in six exploratory blocks located in the Santos Basin in the Third Permanent Offer Cycle of the Agência Nacional do Petroleum, Gás Natural e Biocombustíveis (ANP). Ecopetrol will have a participation of 30% in the aforementioned blocks, and Shell, as the operator, will have a 70% participation. With this new acquisition, Ecopetrol was able to increase its presence to 12 blocks in Brazil; including exploratory acreage within the Santos and Ceará basins, and the Gato do Mato development project.

-	Borrowing from BNDES – National Bank for Economic and Social Development

In February 2022, CTEEP - Companhia de Transmissão de Energia Elétrica Paulista S.A., contracted with BNDES a credit of BRL $567,400 thousand, intended for the implementation of the Investment Plan for the modernization of the energy transmission system and improvements related to the Public Service Concession Agreement for Transmission of Electricity No. 059/2001-ANEEL.

The credit will be released in portions by BNDES to CTEEP, with amortization in 234 monthly and successive payments, with the first payment due on July 15, 2022. It should be noted that the first disbursement took place on March 21, 2022.

Additionally, the loan agreement has the usual early maturity clauses (“covenants”), in line with the other agreements that CTEEP already has with BNDES.

-	Issuance of debentures

On April 5, 2022, CTEEP's Board of Directors approved the 12th issue of unsecured, non-convertible simple debentures, in up to 2 (two) series.

700,000 debentures were issued, totaling an amount of BRL $700,000 thousand, with (i) the maturity term of the debentures of the 1st series of the issue being 7 years from the date of issue, corresponding to April 15, 2029, and (ii) the maturity term of the debentures of the 2nd series of the Issue of 10 years from the issue date, corresponding to April 15, 2032.